Supplemental Consolidated Financial Information (Details 2) (Consumer Loans [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Consumer Loans [Member]
Other Supplemental Information
Expected LOC Losses	$ 1,776	$ 1,795
Maximum exposure for LOC losses	$ 27,373	$ 30,268